Loans, Borrowings, Lease obligations and Other Financial Liabilities (Details) - USD ($)						1 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 10, 2025	May 01, 2024	Aug. 02, 2022	Apr. 20, 2020	Aug. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans, Borrowings, Leases obligations and Other Financial Liabilities [Line Items]
Credit agreement			$ 100,000,000
Loan facility, advance			55,000,000
Additional loan draw							$ 25,000,000
Interest rate for the loan							2.50%
Bearing interest rate, percentage							4.00%
Unrestricted cash and cash equivalents							$ 20,000,000	$ 5,000,000
Number of issue warrants (in Shares)							1,243,060
Exercise price per share (in Dollars per share)							$ 2.4134
Warrant granted			$ 2,100,000
Estimated volatility, percentage			71.68%					72.99%
Loan amount				$ 70,000,000	$ 2,316,000
Loan drawn amount				$ 35,000,000
Loans accrue interest description							The loan accrued interest at a floating per annum rate equal to the sum of (a) the greater of (i) the prime rate published in The Wall Street Journal in the “Money Rates” section or (ii) 4.00%, plus (b) 4.25%, and require interest-only payments for the initial four years.
Percentage of outstanding principal amount							2.25%
Trading price per share (in Dollars per share)							$ 11.21
Loan commitment, percentage							1.00%
Loan fee, percentage							5.00%
Fixed rate, percentage							15.00%
Debt facility, percentage				62.85%				72.92%	64.82%
Loan term					5 years
Outstanding amount							$ 324,000
Aggregate earn-out amount						$ 82,500,000
Earn-out payable							40,000,000	$ 30,000,000
Other current financial liabilities							26,000,000
Financial asset							502,000
Financial liability							67,856,000	66,154,000
Contingent consideration amount							$ 4,000,000
August 2, 2025 [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities [Line Items]
Percentage of outstanding principal amount							15.00%
Unrestricted cash [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities [Line Items]
Unrestricted cash and cash equivalents							$ 12,500,000
Forecast [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities [Line Items]
Loan facility, advance	$ 20,000,000	$ 25,000,000
Top of Range [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities [Line Items]
Unrestricted cash and cash equivalents							$ 20,000,000
Lease terms							7 years
Bottom of Range [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities [Line Items]
Unrestricted cash and cash equivalents							$ 5,000,000
Lease terms							3 years
Purchased Call Options [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities [Line Items]
Financial liability								$ 192,000
Secured Overnight Financing Rate [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities [Line Items]
Interest rate for the loan							8.50%
OrbiMed Advisors LLC [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities [Line Items]
Credit agreement			$ 100,000,000
PPP Loans [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities [Line Items]
Interest rate for the loan					1.00%
GPS [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities [Line Items]
Other non-current financial liabilities							$ 67,300,000
Other current financial liabilities							$ 26,400,000
NovioGendix [Member]
Loans, Borrowings, Leases obligations and Other Financial Liabilities [Line Items]
Interest rate for the loan							20.13%
Contingent consideration related to acquisition							$ 572,000
Contingent consideration amount							$ 0